SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 1,222,421	$ 1,106,608	$ 955,461
Less: accumulated depreciation	(346,590)	(312,631)	(370,442)
Plant and equipment, net	875,831	793,977	585,019
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	72,687	71,642	67,247
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	1,099,061	1,020,893	868,743
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 50,673	$ 14,073	$ 19,471